Condensed Consolidated Statements of Cash Flows (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 26, 2023	Dec. 31, 2022
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Aspire Biopharma Inc [Member]
Common stock, par value	0.01	0.01		0.01
Aspire Biopharma Inc [Member] | Common Class A [Member]
Common stock, par value		$ 0.005		$ 0.005
Common Stock [Member]
Common stock, par value			$ 0.0001
Common Stock [Member] | Aspire Biopharma Inc [Member]
Common stock, par value	$ 0.005